STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	12 Months Ended	16 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
Operating activities:
Net loss	$ (6,931)	$ (10,232,878)	$ (10,239,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		10,702	10,702
Build out allowance received from landlord		439,421	439,421
Stock option expense		67,022	67,022
Anti-dilutive warrant		7,585,600	7,585,600
Changes in operating assets and liabilities:
Prepaid expenses and other assets		(281,096)	(281,096)
Accounts payable and accrued expenses		586,211	586,211
Net cash used in operating activities	(6,931)	(1,825,018)	(1,831,949)
Investing activities:
Purchase of property and equipment		(253,334)	(253,334)
Expenditures for leasehold improvements		(439,421)	(439,421)
Restricted cash		(1,053,284)	(1,053,284)
Net cash used in investing activities		(1,746,039)	(1,746,039)
Financing activities:
Proceeds from issuance of stockholder convertible note payable		150,000	150,000
Net proceeds from issuance of common stock	400	56,740,808	56,741,208
Capital contributions by stockholder	6,531	61,983	68,514
Net cash provided by financing activities	6,931	56,952,791	56,959,722
Net increase in cash and cash equivalents		53,381,734	53,381,734
Cash and cash equivalents, end of period		53,381,734	53,381,734
Supplemental disclosures of non-cash investing and financing activities:
Conversion of stockholders' note payable to common stock		$ 150,000	$ 150,000